Goodwill - Schedule of Significant Amounts of Goodwill Allocated (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		$ 5,966,655	$ 5,852,575
Brazil Beef [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		1,737,733	1,648,358
Seara [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		716,732	680,005
USA Pork [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		694,534	694,534
Australia Smallgoods [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		313,493	306,082
Australia Meat [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		283,580	276,876
PPC - Fresh Poultry [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		470,898	479,404
PPC - Fresh Pork/Lamb [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		166,968	168,859
PPC - Food Service [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		182,545	185,841
PPC - Added Value [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		343,054	349,816
Others CGUs without significant goodwill [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]	$ 1,057,118	$ 1,062,800

[1]	These correspond to 12 Cash Generating Units (CGUs) which, because their individual values are immaterial, have been grouped in the ‘Others’ category.